Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of Detailed Information about Property, Plant and Equipment	The applicable estimated useful lives are as follows:

Laboratory equipment:	5 years
Office equipment:	3 years
IT hardware:	2 years

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2025
Cost
At January 1, 2025	10,002	764	1,448	9,616	633	22,463
Additions	662	—	52	2,414	—	3,128
Disposals	(61)	—	(427)	—	—	(488)
At December 31, 2025	10,602	764	1,074	12,030	633	25,103
Accumulated depreciation
At January 1, 2025	(8,658)	(645)	(1,242)	(7,215)	(504)	(18,265)
Depreciation charge for the year	(601)	(54)	(176)	(1,201)	(66)	(2,097)
Disposals	61	—	427	—	—	488
At December 31, 2025	(9,198)	(699)	(991)	(8,416)	(570)	(19,874)
Carrying amount at December 31, 2025	1,405	65	83	3,614	63	5,229

in CHF thousands	Lab equipment	Office equipment	IT hardware	Right-of-use assets	Leasehold improvements	Total
2024
Cost
At January 1, 2024	9,740	723	1,311	9,616	633	22,023
Additions	356	145	204	—	—	705
Disposals	(94)	(104)	(67)	—	—	(265)
At December 31, 2024	10,002	764	1,448	9,616	633	22,463
Accumulated depreciation
At January 1, 2024	(8,068)	(700)	(1,125)	(6,015)	(434)	(16,342)
Depreciation charge for the year	(684)	(49)	(184)	(1,200)	(70)	(2,188)
Disposals	94	104	67	—	—	265
At December 31, 2024	(8,658)	(645)	(1,242)	(7,215)	(504)	(18,265)
Carrying amount at December 31, 2024	1,344	119	206	2,401	128	4,198

Disclosure of Timing of Revenue Recognition by Type of Payments Received

Type of payments received	Timing of revenue recognition
Revenue recognition of upfront payments	Upfront payments received in connection with out-licensing arrangements are typically non-refundable fees for which the Group does not transfer a good or a service to the customer, rather the upfront payments consists of an advance payment for future services and/or an acquisition of the right to the current or future access to the underlying intellectual property of the Group. For such arrangements, the Group has determined that the promised goods and services are not distinct and are accounted for as one performance obligation. The Group recognizes revenue for this performance obligation over time using an input based method to measure its progress towards complete satisfaction of the performance obligation.

Revenue recognition of milestone payments	Milestone payments received in connection with out-licensing or other arrangements are typically non-refundable fees entitling the Group to a right to payment upon such milestone being met. At that time, the customer has typically acquired the right to use the underlying intellectual property or additional knowledge about drug candidate(s), without any remaining performance obligation of the Group. Considering the uncertainty surrounding the outcome of such development activities, the revenue is consequently recognized at a point in time, when the milestone is reached. At this stage it is highly probable that a reversal of the cumulative revenue will not occur.

Revenue recognition of payments received for development options exercises	Development option payments received in connection with out-licensing arrangements are typically non-refundable fees entitling the Group to a right to payment upon such option being exercised. At that time, the customer has typically acquired the right to use the underlying intellectual property, without any remaining performance obligations of the Group. Considering the fact that the exercise of any option is outside the control of the Group, revenue for options that provide the right to use is recognized at a point in time at the effective exercise of the option. At this stage it is highly probable that a reversal of the cumulative revenue will not occur.

Revenue recognition for reservation fees	Reservation fees received are typically non-refundable fees. The timing of revenue recognition depends on whether development of the final drug is successful. If development is successful, revenue will be recognized when the related reservation right is exercised or lapses (as the exercise of any reservation right is outside the control of the Group). Alternatively, revenue will be recognized at the point in time when the results from the research will not justify further development of the drug. At this stage it is highly probable that a reversal of the cumulative revenue will not occur.